Preferred and Common Stock (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of the status of all of the Company’s warrants as of March 31, 2015 and changes during the three months ended on that date:

Weighted
	Number of	Average
	Warrants	Exercise Price

Outstanding at January 1, 2015	-	$-
Granted	400,000	$0.35
Exercised	-	$-
Cancelled	-	$-
Outstanding at March 31, 2015	400,000	$0.35